Income Taxes - Schedule of Significant Components of Deferred Income Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 4,313	$ 3,428
Valuation allowance	(4,313)	(3,428)
Net deferred tax asset
Exploration and Evaluation Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	65	18
Loss Carry-Forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,823	3,048
Share Issuance Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	293	237
Cumulative Eligible Capital [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	34	32
Equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 98	$ 93